Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares	Dec. 31, 2018 KRW (₩) ₩ / shares
Statement Of Comprehensive Income Abstract [Abstract]
Interest income	[1]	₩ 14,485,747	$ 13,337,275	₩ 14,639,187	₩ 13,734,569
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	[1]	13,826,382	12,730,186	13,935,124	12,986,209
Interest income from financial instruments at fair value through profit or loss	[1]	659,365	607,089	704,063	748,360
Interest expense	[1]	(4,763,473)	(4,385,812)	(5,442,400)	(4,829,641)
Net interest income	[1]	9,722,274	8,951,463	9,196,787	8,904,928
Fee and commission income	[1]	4,527,024	4,168,109	3,879,247	3,717,720
Fee and commission expense	[1]	(1,568,085)	(1,443,763)	(1,524,243)	(1,474,344)
Net fee and commission income	[1]	2,958,939	2,724,346	2,355,004	2,243,376
Insurance income	[1]	14,386,640	13,246,025	12,317,182	11,975,070
Insurance expense	[1]	(14,086,647)	(12,969,816)	(12,017,670)	(11,484,954)
Net insurance income	[1]	299,993	276,209	299,512	490,116
Net gains on financial instruments at fair value through profit or loss before applying overlay approach	[1]	1,221,610	1,124,757	912,187	350,490
Net gains (losses) on overlay adjustment	[1]	(210,244)	(193,575)	(268,315)	813
Net gains on financial instruments at fair value through profit or loss	[1]	1,011,366	931,182	643,872	351,303
Net other operating expenses	[1]	(1,499,930)	(1,381,011)	(1,063,324)	(1,130,036)
General and administrative expenses	[1]	(6,833,152)	(6,291,399)	(6,271,017)	(5,918,512)
Operating profit before provision for credit losses	[1]	5,659,490	5,210,790	5,160,834	4,941,175
Provision for credit losses	[1],[2]	(1,043,498)	(960,767)	(670,185)	(673,694)
Net operating income	[1]	4,615,992	4,250,023	4,490,649	4,267,481
Share of profit (losses) of investments in associates and joint ventures	[1],[2]	(43,750)	(40,281)	16,451	24,260
Net other non-operating income	[1]	189,390	174,374	26,886	9,791
Net non-operating income	[1]	145,640	134,093	43,337	34,051
Profit before income tax expense	[1]	4,761,632	4,384,116	4,533,986	4,301,532
Income tax expense	[1]	(1,259,351)	(1,159,506)	(1,220,787)	(1,239,586)
Profit for the year	[1],[2],[3]	3,502,281	3,224,610	3,313,199	3,061,946
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	[1],[3]	(10,385)	(9,561)	(55,827)	(138,016)
Share of other comprehensive loss of associates and joint ventures	[1]	(1)	(1)	(105)	(74)
Net gains (losses) on equity instruments at fair value through other comprehensive income	[1]	822,140	756,958	(17,329)	(31,169)
Fair value changes on financial liabilities designated at fair value due to own credit risk	[1],[3]	8,819	8,120	(11,372)	1,484
Items that will not be reclassified to profit or loss (Sub Total)	[1]	820,573	755,516	(84,633)	(167,775)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	[1],[3]	(187,283)	(172,435)	37,861	48,820
Net gains (losses) on debt instruments at fair value through other comprehensive income	[1]	(356,572)	(328,302)	35,490	119,182
Shares of other comprehensive income (loss) of associates and joint ventures	[1]	(6,846)	(6,303)	7,800	(3,659)
Losses on cash flow hedging instruments	[1],[3]	(1,264)	(1,164)	(33,182)	(9,038)
Gains (losses) on hedging instruments of net investments in foreign operations	[1],[3]	64,269	59,174	(8,900)	(27,134)
Other comprehensive income (loss) arising from separate account	[1]	(9,683)	(8,915)	3,364	28,709
Net gains on overlay approach adjustment	[1],[3]	152,125	140,064	194,223	413
Items that may be reclassified subsequently to profit or loss(Sub Total)	[1]	(345,254)	(317,881)	236,656	157,293
Other comprehensive income(loss) for the year, net of tax	[1]	475,319	437,635	152,023	(10,482)
Total comprehensive income for the year	[1]	3,977,600	3,662,245	3,465,222	3,051,464
Profit attributable to:
Shareholders of the parent company	[1]	3,455,151	3,181,217	3,311,828	3,061,191
Non-controlling interests	[1]	47,130	43,393	1,371	755
Profit attributable (Sub Total)	[1],[2],[3]	3,502,281	3,224,610	3,313,199	3,061,946
Comprehensive Income Attributable To Abstract [Abstract]
Shareholders of the parent company	[1]	3,956,113	3,642,462	3,463,567	3,050,805
Non-controlling interests	[1]	21,487	19,783	1,655	659
Total comprehensive income for the year	[1]	₩ 3,977,600	$ 3,662,245	₩ 3,465,222	₩ 3,051,464
Earnings Per Share
Basic earnings per share | (per share)	[1]	₩ 8,809	$ 8.11	₩ 8,451	₩ 7,721
Diluted earnings per share | (per share)	[1]	₩ 8,697	$ 8.01	₩ 8,389	₩ 7,676

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[3]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.